Related Party Transactions (Details) - USD ($)			3 Months Ended				9 Months Ended		12 Months Ended
	Nov. 15, 2020	Nov. 13, 2020	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Related party receivables			$ 23,781				$ 23,781		$ 44,087	$ 31,446
Number of stock options purchased (in shares)			437	292		255	984		793
Stock options expiration period		36 months
Related party
Related Party Transactions
Related party receivables			$ 48,000				$ 48,000		$ 82,000	273,000
Related party cost			$ 1,000		$ 164,000		112,000	$ 699,000	816,000	935,000
Expenses incurred in relation to legal services									0	138,000
Amounts payable										$ 0	$ 0
Percentage of commission received, first year	20.00%
Percentage of commission received, second year	10.00%
Percentage of commission received, third year	5.00%
Payment of commission							$ 0		$ 0